Fair Value Of Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2012
Fair value of financial assets and financial liabilities measured on recurring basis
	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2012
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥745	¥1,194	¥125	¥—	¥2,064
Private equity investments(3)	—	—	202	—	202
Japanese government securities	2,143	—	—	—	2,143
Japanese agency and municipal securities	—	151	10	—	161
Foreign government, agency and municipal securities	3,072	1,185	37	—	4,294
Bank and corporate debt securities and loans for trading purposes	—	1,276	62	—	1,338
Commercial mortgage-backed securities (“CMBS”)	—	135	8	—	143
Residential mortgage-backed securities (“RMBS”)	—	2,010	5	—	2,015
Mortgage and other mortgage-backed securities	—	1	91	—	92
Collateralized debt obligations (“CDO”) and other(4)	—	103	20	—	123
Investment trust funds and other	95	85	9	—	189

Total cash instruments	6,055	6,140	569	—	12,764

Derivative assets(5)
Equity contracts	584	937	82	—	1,603
Interest rate contracts	14	18,850	57	—	18,921
Credit contracts	0	1,650	214	—	1,864
Foreign exchange contracts	0	1,229	131	—	1,360
Commodity contracts	1	3	0	—	4
Netting	—	—	—	(22,392)	(22,392)

Total derivative assets	599	22,669	484	(22,392)	1,360

Subtotal	¥6,654	¥28,809	¥1,053	¥(22,392)	¥14,124

Loans and receivables(6)	—	447	11	—	458
Collateralized agreements(7)	—	752	—	—	752
Other assets
Non-trading debt securities	680	177	6	—	863
Other(3)	216	6	72	—	294

Total	¥7,550	¥30,191	¥1,142	¥(22,392)	¥16,491

Liabilities:
Trading liabilities
Equities	¥579	¥413	¥0	¥—	¥992
Japanese government securities	2,624	—	—	—	2,624
Foreign government, agency and municipal securities	1,800	490	—	—	2,290
Bank and corporate debt securities	—	233	1	—	234
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other(4)	—	0	—	—	0
Investment trust funds and other	43	3	—	—	46

Total cash instruments	5,046	1,140	1	—	6,187

Derivative liabilities(5)
Equity contracts	617	1,016	68	—	1,701
Interest rate contracts	12	18,708	96	—	18,816
Credit contracts	0	1,727	225	—	1,952
Foreign exchange contracts	0	1,297	113	—	1,410
Commodity contracts	1	4	0	—	5
Netting	—	—	—	(22,576)	(22,576)

Total derivative liabilities	630	22,752	502	(22,576)	1,308

Subtotal	¥5,676	¥23,892	¥503	¥(22,576)	¥7,495

Short-term borrowings(8)	—	153	0	—	153
Payables and deposits(9)	—	0	(0)	—	(0)
Collateralized financing(7)	—	307	—	—	307
Long-term borrowings(8)(10)(11)	154	1,549	(13)	—	1,690
Other liabilities(12)	93	4	—	—	97

Total	¥5,923	¥25,905	¥490	¥(22,576)	¥9,742

	Billions of yen
	September 30, 2012
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2012
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥969	¥817	¥121	¥—	¥1,907
Private equity investments(3)	—	—	188	—	188
Japanese government securities	3,100	—	—	—	3,100
Japanese agency and municipal securities	—	59	—	—	59
Foreign government, agency and municipal securities	2,694	1,241	49	—	3,984
Bank and corporate debt securities and loans for trading purposes	—	1,191	90	—	1,281
Commercial mortgage-backed securities (“CMBS”)	—	130	11	—	141
Residential mortgage-backed securities (“RMBS”)	—	2,115	5	—	2,120
Mortgage and other mortgage-backed securities	—	—	77	—	77
Collateralized debt obligations (“CDO”) and other(4)	—	106	11	—	117
Investment trust funds and other	233	29	10	—	272

Total cash instruments	6,996	5,688	562	—	13,246

Derivative assets(5)
Equity contracts	520	900	64	—	1,484
Interest rate contracts	15	20,112	163	—	20,290
Credit contracts	0	1,455	133	—	1,588
Foreign exchange contracts	—	1,122	16	—	1,138
Commodity contracts	0	1	0	—	1
Netting	—	—	—	(23,225)	(23,225)

Total derivative assets	535	23,590	376	(23,225)	1,276

Subtotal	¥7,531	¥29,278	¥938	¥(23,225)	¥14,522

Loans and receivables(6)	—	372	8	—	380
Collateralized agreements(7)	—	942	—	—	942
Other assets
Non-trading debt securities	365	451	4	—	820
Other(3)	355	11	81	—	447

Total	¥8,251	¥31,054	¥1,031	¥(23,225)	¥17,111

Liabilities:
Trading liabilities
Equities	¥804	¥50	¥0	¥—	¥854
Japanese government securities	2,111	—	—	—	2,111
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	1,986	346	—	—	2,332
Bank and corporate debt securities	—	207	0	—	207
Commercial mortgage-backed securities (“CMBS”)	—	2	—	—	2
Residential mortgage-backed securities (“RMBS”)	—	8	—	—	8
Investment trust funds and other	34	2	—	—	36

Total cash instruments	4,935	615	0	—	5,550

Derivative liabilities(5)
Equity contracts	590	981	49	—	1,620
Interest rate contracts	19	19,903	169	—	20,091
Credit contracts	0	1,566	135	—	1,701
Foreign exchange contracts	0	1,131	5	—	1,136
Commodity contracts	1	2	0	—	3
Netting	—	—	—	(23,297)	(23,297)

Total derivative liabilities	610	23,583	358	(23,297)	1,254

Subtotal	¥5,545	¥24,198	¥358	¥(23,297)	¥6,804

Short-term borrowings(8)	—	99	1	—	100
Payables and deposits(9)	—	0	(0)	—	(0)
Collateralized financing(7)	—	208	—	—	208
Long-term borrowings(8)(10)(11)	96	1,443	(14)	—	1,525
Other liabilities(12)	256	4	0	—	260

Total	¥5,897	¥25,952	¥345	¥(23,297)	¥8,897

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(6)	Includes loans for which the fair value option is elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
(8)	Includes structured notes for which the fair value option is elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option is elected.

Schedule of quantitative information regarding significant unobservable inputs and assumptions for certain Level 3 financial instruments
	March 31, 2012
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Unobservable inputs	Range of input values
Assets:
Trading assets and private equity investments
Equities	¥125	DCF	Credit spreads Liquidity discounts	6.5 – 7.5% 20.0 – 30.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	12.2 x 1.7 x 20.0%

		DCM	Capitalization rates	5.2 – 6.5%

Private equity investments	202	DCF	WACC Growth rates Operating margins Liquidity discounts	6.8 – 12.0% 0.0 – 2.0% 23.0% 0.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	4.3 – 12.6 x 12.9 x 0.5 – 0.7 x 0.5 x 0.0 – 50.0%

Japanese agency and municipal securities	10	DCF	Credit spreads	0.1%

Foreign government, agency and municipal securities	37	DCF	Credit spreads	0.6 – 17.0%

Bank and corporate debt securities and loans for trading purposes	62	DCF	Credit spreads	0.4 – 25.6%

Commercial mortgage-backed securities (“CMBS”)	8	DCF	Yields Prepayment rates Default probabilities Loss severities	3.0 – 24.5% 0.0 – 25.0% 0.0 – 60.0% 0.0 – 50.0%

Residential mortgage-backed securities (“RMBS”)	5	DCF	Yields Prepayment rates Default probabilities Loss severities	1.6 – 30.0% 1.0 – 5.0% 2.0 – 4.0% 20.0 – 40.0%

Mortgage and other mortgage-backed securities	91	DCF	Yields Default probabilities Loss severities	4.0 – 15.0% 24.0 – 65.0% 80.0 – 100.0%

		DCM	Capitalization rates	6.7 – 11.4%

Collateralized debt obligations (“CDO”) and other	20	DCF	Yields Prepayment rates Default probabilities Loss severities	12.0 – 30.0% 0.0 – 15.0% 1.5 – 3.0% 30.0 – 60.0%

Investment trust funds and other	9	DCF	Credit spreads Correlations	0.0 – 13.6% 0.50 – 0.70

Derivatives, net:
Equity contracts	14	Option models	Dividend yield Volatilities Correlations	0.1 – 13.5% 12.1 – 65.1% (0.95) – 0.94

Interest rate contracts	(39)	DCF	Forward FX rates Interest rates Volatilities Correlations	53.2 – 105.4 0.8 – 4.7% 5.5 – 121.0% (0.55) – 1.00

Credit contracts	(11)	DCF	Credit spreads Recovery rates Volatilities Correlations	1.3 – 1,912.4 bps 5.0 – 52.0% 10.0 – 75.0% 0.11 – 1.00

Foreign exchange contracts	18	Option models	Volatilities	10.0 – 18.5%

		DCF	Forward FX rates	2.5 – 11,052.0

Loans and receivables	11	DCF	Credit spreads	3.0 – 15.0%

Other assets
Non-trading debt securities	6	DCF	Credit spreads	0.6 – 2.0%

Other(1)	72	DCF	WACC	6.8 – 9.3%
			Growth rates	0.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	12.9x 0.5x 25.0%

Liabilities:
Long-term borrowings	¥(13)	DCF	Yields Prepayment rates Default probabilities Loss severities Volatilities Correlations	22.0 – 67.0% 15.0% 2.0 – 6.0% 30.0 – 60.0% 5.5 – 118.5% (0.76) – 1.00

	September 30, 2012
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Unobservable inputs	Range of input values
Assets:
Trading assets and private equity investments
Equities	¥121	DCF	Credit spreads Liquidity discounts	6.5 – 7.5% 20.0 – 30.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	14.7 x 2.0 x 30.0%

		DCM	Capitalization rates	5.2 – 6.5%

Private equity investments	188	DCF	WACC Growth rates Operating margins Liquidity discounts	7.2 – 12.0% 0.0 – 2.0% 24.0% 0.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	4.3 – 12.4 x 11.5 x 0.5 x 0.4 x 0.0 – 30.0%

Foreign government, agency and municipal securities	49	DCF	Credit spreads	0.0 – 9.2%

Bank and corporate debt securities and loans for trading purposes	90	DCF	Credit spreads Recovery rates	0.0 – 46.7% 3.5 – 9.0%

Commercial mortgage-backed securities (“CMBS”)	11	DCF	Yields Prepayment rates Default probabilities Loss severities	3.0 – 25.0% 0.0 – 10.0% 15.0 – 80.0% 0.0 – 75.0%

Residential mortgage-backed securities (“RMBS”)	5	DCF	Yields Prepayment rates Default probabilities Loss severities	0.5 – 17.1% 3.0 – 7.9% 3.0 – 10.0% 40.0 – 75.0%

Mortgage and other mortgage-backed securities	77	DCF	Yields Default probabilities Loss severities	4.0 – 15.0% 24.0 – 65.0% 80.0 – 100.0%

		DCM	Capitalization rates	6.7 – 8.8%

Collateralized debt obligations (“CDO”) and other	11	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 53.7% 0.0 – 15.0% 2.0 – 5.0% 30.0 – 70.0%

Investment trust funds and other	10	DCF	Credit spreads Correlations	0.1 – 23.0% 0.50 – 0.71

Derivatives, net:
Equity contracts	15	Option models	Dividend yield Volatilities Correlations	0.0 – 13.4% 1.2 – 63.2% (0.75) – 0.95

Interest rate contracts	(6)	DCF	Forward FX rates Interest rates Volatilities Correlations	54.8 – 107.0 0.6 – 3.7% 8.4 – 121.8% (0.56) – 0.99

Credit contracts	(2)	DCF	Credit spreads Recovery rates Volatilities Correlations	14.1 – 1,280.5 bps 15.0 – 50.0% 10.0 – 100.0% 0.22 – 1.00

Foreign exchange contracts	11	Option models	Volatilities	0.5 – 20.1%

		DCF	Forward FX rates	2.0 – 11,494.0

Loans and receivables	8	DCF	Credit spreads	3.0 – 7.8%

Other assets
Non-trading debt securities	4	DCF	Credit spreads	0.4%

Other(1)	81	DCF	WACC Growth rates Liquidity discounts	7.2 – 8.7% 0.0 – 1.0% 25.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	2.3 – 10.5 x 9.4 – 24.9 x 0.4 – 1.1 x 25.0 – 30.0%

Liabilities:
Long-term borrowings	¥(14)	DCF	Volatilities Correlations	8.4 – 121.8% (0.75) – 0.99

(1)	Valuation technique(s) and unobservable inputs represent those of equity securities reported with Other assets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue
	Billions of yen
	Six months ended September 30, 2011
	Beginning balance as of six months ended September 30, 2011	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Net transfers into / (out of) Level 3(3)	Balance as of six months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥121	¥(11)	¥—	¥41	¥(11)	¥—	¥(4)	¥(2)	¥134
Private equity investments	289	(12)	—	1	(7)	—	(11)	—	260
Japanese agency and municipal securities	—	—	—	3	(3)	—	—	—	—
Foreign government, agency and municipal securities	23	3	—	124	(116)	—	—	(10)	24
Bank and corporate debt securities and loans for trading purposes	51	(2)	—	77	(69)	—	(2)	11	66
Commercial mortgage-backed securities (“CMBS”)	28	0	—	—	(21)	—	(1)	2	8
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	128	(1)	—	7	(23)	—	(0)	—	111
Collateralized debt obligations (“CDO”) and other	34	(0)	—	10	(11)	—	(1)	(13)	19
Investment trust funds and other	10	(0)	—	1	(2)	—	(0)	—	9

Total cash instruments	687	(23)	—	264	(263)	—	(19)	(11)	635

Derivatives, net(4)
Equity contracts	28	(8)	—	—	—	(11)	(1)	1	9
Interest rate contracts	11	6	—	—	—	(23)	(7)	(5)	(18)
Credit contracts	(55)	1	—	—	—	34	4	(6)	(22)
Foreign exchange contracts	2	19	—	—	—	(3)	(1)	0	17
Commodity contracts	(2)	(0)	—	—	—	(1)	(0)	2	(1)

Total derivatives, net	(16)	18	—	—	—	(4)	(5)	(8)	(15)

Subtotal	¥671	¥(5)	¥—	¥264	¥(263)	¥(4)	¥(24)	¥(19)	¥620

Loans and receivables	11	(0)	—	2	(5)	—	(1)	—	7
Other assets
Non-trading debt securities	0	0	(0)	7	—	—	(0)	—	7
Other	25	2	(0)	59	(8)	—	(0)	0	78

Total	¥707	¥(3)	¥(0)	¥332	¥(276)	¥(4)	¥(25)	¥(19)	¥712

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	(0)	—	(0)	—	—	—	—	1
Long-term borrowings	144	38	—	0	(116)	—	(15)	(41)	(66)

Total	¥146	¥38	¥—	¥15	¥(116)	¥—	¥(15)	¥(41)	¥(49)

	Billions of yen
	Six months ended September 30, 2012
	Beginning balance as of six months ended September 30, 2012	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2012
Assets:
Trading assets and private equity investments
Equities	¥125	¥0	¥—	¥10	¥(10)	¥—	¥(3)	¥4	¥(5)	¥121
Private equity investments	202	(6)	—	2	(3)	—	(7)	—	—	188
Japanese agency and municipal securities	10	0	—	1	(11)	—	—	—	(0)	—
Foreign government, agency and municipal securities	37	7	—	308	(321)	—	—	23	(5)	49
Bank and corporate debt securities and loans for trading purposes	62	1	—	156	(137)	—	(2)	39	(29)	90
Commercial mortgage-backed securities (“CMBS”)	8	2	—	6	(3)	—	(0)	4	(6)	11
Residential mortgage-backed securities (“RMBS”)	5	0	—	18	(18)	—	(0)	1	(1)	5
Mortgage and other mortgage-backed securities	91	(0)	—	—	(13)	—	(1)	—	—	77
Collateralized debt obligations (“CDO”) and other	20	(1)	—	5	(11)	—	(1)	2	(3)	11
Investment trust funds and other	9	(0)	—	1	(0)	—	(0)	0	(0)	10

Total cash instruments	569	3	—	507	(527)	—	(14)	73	(49)	562

Derivatives, net(4)
Equity contracts	14	(1)	—	—	—	2	(0)	(6)	6	15
Interest rate contracts	(39)	(13)	—	—	—	12	(2)	35	1	(6)
Credit contracts	(11)	(7)	—	—	—	9	(0)	1	6	(2)
Foreign exchange contracts	18	(1)	—	—	—	2	(0)	5	(13)	11
Commodity contracts	(0)	0	—	—	—	(0)	(0)	0	—	(0)

Total derivatives, net	(18)	(22)	—	—	—	25	(2)	35	(0)	18

Subtotal	¥551	¥(19)	¥—	¥507	¥(527)	¥25	¥(16)	¥108	¥(49)	¥580

Loans and receivables	11	1	—	0	(1)	—	(0)	—	(3)	8
Other assets
Non-trading debt securities	6	(0)	0	—	(2)	—	(0)	—	—	4
Other(5)	72	16	(0)	0	(7)	—	(0)	0	(0)	81

Total	¥640	¥(2)	¥(0)	¥507	¥(537)	¥25	¥(16)	¥108	¥(52)	¥673

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥—	¥(0)	¥—	¥(0)	¥0	¥—	¥0
Bank and corporate debt securities	1	(0)	—	0	(1)	—	(0)	—	—	0

Subtotal	¥1	¥(0)	¥—	¥0	¥(1)	¥—	¥(0)	¥0	¥—	¥0

Short-term borrowings	0	0	—	1	0	—	0	1	(1)	1
Payables and deposits	(0)	0	—	(0)	(0)	—	—	—	—	(0)
Long-term borrowings	(13)	14	—	32	(46)	—	(2)	42	(13)	(14)
Other liabilities	—	0	—	0	(0)	—	(0)	—	—	0

Total	¥(12)	¥14	¥—	¥33	¥(47)	¥—	¥(2)	¥43	¥(14)	¥(13)

	Billions of yen
	Three months ended September 30, 2011
	Beginning balance as of three months ended September 30, 2011	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Net transfers into / (out of) Level 3(3)	Balance as of three months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥149	¥(10)	¥—	¥4	¥(5)	¥—	¥(3)	¥(1)	¥134
Private equity investments	280	(6)	—	1	(8)	—	(7)	—	260
Japanese agency and municipal securities	—	—	—	1	(1)	—	—	—	—
Foreign government, agency and municipal securities	18	1	—	71	(61)	—	—	(5)	24
Bank and corporate debt securities and loans for trading purposes	54	(4)	—	39	(31)	—	(1)	9	66
Commercial mortgage-backed securities (“CMBS”)	10	(0)	—	—	(3)	—	(0)	1	8
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	—	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	118	0	—	7	(14)	—	(0)	—	111
Collateralized debt obligations (“CDO”) and other	18	(1)	—	6	(7)	—	(1)	4	19
Investment trust funds and other	10	(1)	—	0	(0)	—	(0)	—	9

Total cash instruments	660	(21)	—	129	(130)	—	(12)	9	635

Derivatives, net(4)
Equity contracts	22	(9)	—	—	—	(3)	(1)	0	9
Interest rate contracts	16	(7)	—	—	—	(6)	(4)	(17)	(18)
Credit contracts	(44)	8	—	—	—	18	2	(6)	(22)
Foreign exchange contracts	6	15	—	—	—	(2)	(1)	(1)	17
Commodity contracts	0	(0)	—	—	—	(1)	(0)	—	(1)

Total derivatives, net	0	7	—	—	—	6	(4)	(24)	(15)

Subtotal	¥660	¥(14)	¥—	¥129	¥(130)	¥6	¥(16)	¥(15)	¥620

Loans and receivables	9	0	—	—	(1)	—	(1)	—	7
Other assets
Non-trading debt securities	7	0	(0)	—	—	—	(0)	—	7
Other	77	1	(0)	1	(1)	—	(0)	—	78

Total	¥753	¥(13)	¥(0)	¥130	¥(132)	¥6	¥(17)	¥(15)	¥712

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	0	—	(0)	—	—	—	—	1
Long-term borrowings	82	36	—	3	(91)	—	(9)	(15)	(66)

Total	¥84	¥36	¥—	¥18	¥(91)	¥—	¥(9)	¥(15)	¥(49)

	Billions of yen
	Three months ended September 30, 2012
	Beginning balance as of three months ended September 30, 2012	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2012
Assets:
Trading assets and private equity investments
Equities	¥118	¥0	¥—	¥6	¥(2)	¥—	¥(1)	¥3	¥(3)	¥121
Private equity investments	189	3	—	0	(2)	—	(2)	—	—	188
Foreign government, agency and municipal securities	47	4	—	127	(133)	—	—	6	(2)	49
Bank and corporate debt securities and loans for trading purposes	67	2	—	118	(96)	—	(1)	11	(11)	90
Commercial mortgage-backed securities (“CMBS”)	9	2	—	5	(2)	—	(0)	0	(3)	11
Residential mortgage-backed securities (“RMBS”)	21	0	—	1	(17)	—	(0)	1	(1)	5
Mortgage and other mortgage-backed securities	91	(1)	—	—	(13)	—	(0)	—	—	77
Collateralized debt obligations (“CDO”) and other	19	(1)	—	3	(9)	—	(0)	1	(2)	11
Investment trust funds and other	10	(1)	—	1	(0)	—	0	—	(0)	10

Total cash instruments	571	8	—	261	(274)	—	(4)	22	(22)	562

Derivatives, net(4)
Equity contracts	6	2	—	—	—	1	(0)	(4)	10	15
Interest rate contracts	(53)	(1)	—	—	—	13	(1)	32	4	(6)
Credit contracts	0	18	—	—	—	(18)	(1)	1	(2)	(2)
Foreign exchange contracts	7	(0)	—	—	—	1	(0)	5	(2)	11
Commodity contracts	(0)	0	—	—	—	(0)	(0)	0	—	(0)

Total derivatives, net	(40)	19	—	—	—	(3)	(2)	34	10	18

Subtotal	¥531	¥27	¥—	¥261	¥(274)	¥(3)	¥(6)	¥56	¥(12)	¥580

Loans and receivables	11	(0)	—	0	(0)	—	(0)	—	(3)	8
Other assets
Non-trading debt securities	4	(0)	0	—	—	—	0	—	—	4
Other(5)	67	17	(0)	0	(3)	—	(0)	0	—	81

Total	¥613	¥44	¥(0)	¥261	¥(277)	¥(3)	¥(6)	¥56	¥(15)	¥673

Liabilities:
Trading liabilities
Equities	¥—	¥—	¥—	¥—	¥—	¥—	¥(0)	¥0	¥—	¥0
Bank and corporate debt securities	0	(0)	—	—	(0)	—	(0)	—	—	0

Subtotal	¥0	¥(0)	¥—	¥—	¥(0)	¥—	¥(0)	¥0	¥—	¥0

Short-term borrowings	2	0	—	0	(0)	—	0	0	(1)	1
Payables and deposits	(0)	0	—	(0)	(0)	—	—	—	—	(0)
Long-term borrowings	(36)	(1)	—	29	(4)	—	(0)	6	(10)	(14)
Other liabilities	0	(0)	—	—	(0)	—	(0)	—	—	0

Total	¥(34)	¥(1)	¥—	¥29	¥(4)	¥—	¥(0)	¥6	¥(11)	¥(13)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers into / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(5)	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.

Fair value, Level 3 assets and liabilites measured on recurring basis, unrealized gains (losses)

	Billions of yen
	Six months ended September 30
	2011	2012
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(8)	¥(0)
Private equity investments	(9)	(4)
Japanese agency and municipal securities	(0)	—
Foreign government, agency and municipal securities	0	(0)
Bank and corporate debt securities and loans for trading purposes	(4)	1
Commercial mortgage-backed securities (“CMBS”)	0	1
Residential mortgage-backed securities (“RMBS”)	(0)	1
Mortgage and other mortgage-backed securities	(2)	(1)
Collateralized debt obligations (“CDO”) and other	(1)	(0)
Investment trust funds and other	0	(0)

Total cash instruments	(24)	(2)

Derivatives, net(2)
Equity contracts	(8)	7
Interest rate contracts	9	(12)
Credit contracts	10	1
Foreign exchange contracts	17	4
Commodity contracts	(0)	0

Total derivatives, net	28	0

Subtotal	¥4	¥(2)

Loans and receivables	(1)	(0)
Other assets
Non-trading debt securities	0	(0)
Other(3)	1	15

Total	¥4	¥13

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	¥(0)

Subtotal	¥0	¥(0)

Short-term borrowings	0	0
Payables and deposits	(0)	0
Long-term borrowings	29	3

Total	¥29	¥3

	Billions of yen
	Three months ended September 30
	2011	2012
	Unrealized gains /(losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(8)	¥(0)
Private equity investments	(6)	2
Japanese agency and municipal securities	(0)	—
Foreign government, agency and municipal securities	0	(0)
Bank and corporate debt securities and loans for trading purposes	(4)	(0)
Commercial mortgage-backed securities (“CMBS”)	(0)	1
Residential mortgage-backed securities (“RMBS”)	(0)	0
Mortgage and other mortgage-backed securities	0	(1)
Collateralized debt obligations (“CDO”) and other	(1)	(1)
Investment trust funds and other	(1)	(1)

Total cash instruments	(20)	0

Derivatives, net(2)
Equity contracts	(10)	4
Interest rate contracts	(2)	(6)
Credit contracts	13	25
Foreign exchange contracts	15	0
Commodity contracts	(0)	0

Total derivatives, net	16	23

Subtotal	¥(4)	¥23

Loans and receivables	(0)	(0)
Other assets
Non-trading debt securities	0	(0)
Other(3)	1	15

Total	¥(3)	¥38

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	¥(0)

Subtotal	¥0	¥(0)

Short-term borrowings	0	0
Payables and deposits	0	0
Long-term borrowings	36	(1)

Total	¥36	¥(1)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.

Information on investments where nav per share is calculated

	Billions of yen
	March 31, 2012
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥109	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	61	12	Quarterly	30 days
Real estate funds	11	15	—	—

Total	¥185	¥28

	Billions of yen
	September 30, 2012
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥63	¥14	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	58	8	Quarterly	30 days
Real estate funds	11	—	—	—

Total	¥136	¥23

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option
	Billions of yen
	Six months ended September 30
	2011	2012
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥1	¥1
Private equity investments	(6)	(5)
Loans and receivables	8	14
Collateralized agreements(3)	4	(2)
Other assets(2)	(0)	0

Total	¥7	¥8

Liabilities:
Short-term borrowings(4)	¥1	¥8
Collateralized financing(3)	(0)	(0)
Long-term borrowings(4)(5)	95	31
Other liabilities(6)	—	0

Total	¥96	¥39

	Billions of yen
	Three months ended September 30
	2011	2012
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥1	¥1
Private equity investments	0	0
Loans and receivables	8	14
Collateralized agreements(3)	1	0
Other assets(2)	0	0

Total	¥10	¥15

Liabilities:
Short-term borrowings(4)	¥0	¥4
Collateralized financing(3)	0	(0)
Long-term borrowings(4)(5)	86	12
Other liabilities(6)	—	0

Total	¥86	¥16

(1)	Includes gains and losses reported primarily within Net gain on trading and Gain (loss) on private equity investments in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes resale and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes loan commitments.

Geographic allocations of nomura's trading assets related to government, state, municipal, and government agency securities

	Billions of yen
	March 31, 2012
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,304	¥1,319	¥2,527	¥448	¥6,598

	Billions of yen
	September 30, 2012
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,159	¥1,219	¥2,304	¥461	¥7,143

(1)	Other than above, there were ¥640 billion and ¥621 billion of government, agency and municipal securities in Other assets—Non-trading debt securities as of March 31, 2012 and September 30, 2012, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.

Estimated fair value of financial instruments not carried at fair value

	Billions of yen
	March 31, 2012(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,071	¥1,071	¥1,071	¥—	¥—
Time deposits	653	653	—	653	—
Deposits with stock exchanges and other segregated cash	230	230	—	230	—
Loans receivable(2)	1,290	1,286	—	1,031	255
Securities purchased under agreements to resell	7,663	7,663	—	7,663	—
Securities borrowed	6,080	6,080	—	6,080	—

Total Assets	¥16,987	¥16,983	¥1,071	¥15,657	¥255

Liabilities:
Short-term borrowings	¥1,186	¥1,186	¥—	¥1,186	¥0
Deposits received at banks	905	905	—	905	—
Securities sold under agreements to repurchase	9,928	9,928	—	9,928	—
Securities loaned	1,700	1,700	—	1,700	—
Long-term borrowings	8,505	8,242	154	8,084	4

Total Liabilities	¥22,224	¥21,961	¥154	¥21,803	¥4

	Billions of yen
	September 30, 2012(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥717	¥717	¥717	¥—	¥—
Time deposits	404	404	—	404	—
Deposits with stock exchanges and other segregated cash	190	190	—	190	—
Loans receivable(2)	1,225	1,228	—	998	230
Securities purchased under agreements to resell	7,865	7,865	—	7,865	—
Securities borrowed	5,204	5,204	—	5,204	—

Total Assets	¥15,605	¥15,608	¥717	¥14,661	¥230

Liabilities:
Short-term borrowings	¥866	¥866	¥—	¥865	¥1
Deposits received at banks	921	921	—	921	(0)
Securities sold under agreements to repurchase	10,998	10,998	—	10,998	—
Securities loaned	2,129	2,129	—	2,129	—
Long-term borrowings	8,087	7,820	96	7,738	(14)

Total Liabilities	¥23,001	¥22,734	¥96	¥22,651	¥(13)

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting allowance for loan losses.